Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at the beginning of year (in shares) at Dec. 31, 2015	781,937,649
Increase (decrease) in Equity [Roll Forward]
Effect of reverse split on common stock outstanding (in shares)	(625,551,143)
Shares issued (in shares)	13,422,818
Balance at the end of year (in shares) at Dec. 31, 2016	169,809,324
Balance at beginning of year at Dec. 31, 2015		$ 781,938	$ 109,386	$ 474,129	$ (383)	$ 81,212		$ 61
Increase (decrease) in Equity [Roll Forward]
Stock compensation expense			1,418
Payment for fractional shares on reverse share split	$ 17		(17)
Effect of reverse share split		(625,551)		625,551
Shares issued		13,422	84,517
Other comprehensive income (loss)	1,122				1,122
Net income (loss)	117,514					117,010		504
Change in accounting policy: ASC 606/340						0
Change in accounting policy: Marketable securities					0	0
Cash dividends				0		(164,153)
Dividend paid to non-controlling interest								(397)
Balance at the end of year at Dec. 31, 2016	$ 1,499,769	169,809	195,304	1,099,680	739	34,069	$ 1,499,601	168
Increase (decrease) in Equity [Roll Forward]
Effect of reverse split on common stock outstanding (in shares)	0
Shares issued (in shares)	0
Balance at the end of year (in shares) at Dec. 31, 2017	169,809,324
Increase (decrease) in Equity [Roll Forward]
Stock compensation expense			2,095
Payment for fractional shares on reverse share split	$ 0		0
Effect of reverse share split		0		0
Shares issued		0	0
Other comprehensive income (loss)	1,488				1,488
Net income (loss)	(264,322)					(264,861)		539
Change in accounting policy: ASC 606/340						0
Change in accounting policy: Marketable securities					0	0
Cash dividends				(9,304)		(41,711)
Dividend paid to non-controlling interest								(386)
Balance at the end of year at Dec. 31, 2017	$ 1,187,629	169,809	197,399	1,090,376	2,227	(272,503)	1,187,308	321
Increase (decrease) in Equity [Roll Forward]
Effect of reverse split on common stock outstanding (in shares)	0
Shares issued (in shares)	11,868
Balance at the end of year (in shares) at Dec. 31, 2018	169,821,192
Increase (decrease) in Equity [Roll Forward]
Stock compensation expense			1,025
Payment for fractional shares on reverse share split	$ 0		0
Effect of reverse share split		0		0
Shares issued		12	73
Other comprehensive income (loss)	893				893
Net income (loss)	(8,398)					(8,880)		482
Change in accounting policy: ASC 606/340						(16,631)
Change in accounting policy: Marketable securities					(2,896)	2,896
Cash dividends				0		0
Dividend paid to non-controlling interest								(386)
Balance at the end of year at Dec. 31, 2018	$ 1,164,217	$ 169,821	$ 198,497	$ 1,090,376	$ 224	$ (295,118)	$ 1,163,800	$ 417